STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Operating Activities
Loss for the year	$ (8,292,468)	$ (3,188,364)	$ (64,517)
Non-cash expense:
Share based compensation	1,646,973	542,805
Financing fee	66,515
Shares issued for business development		35,000
Gain on recognition of fair value of loan		(6,877)
Accretion of loan payable		6,877
Gain on amortization of flow-through share premium liability	(383,219)	(74,767)
Impairment of mineral properties	109,325
Foreign exchange gain on investments	(4,157)
Gain on investments measured at fair value through profit or loss	(45,771)
Changes in non-cash working capital items:
Amounts receivable	(450,821)	(189,866)
Prepaid expenses	389,162	(800,600)
Accounts payable and accrued liabilities	3,249,711	346,737	38,336
Restricted cash	10,000	(35,000)
Net cash used in Operating Activities	(3,704,750)	(3,364,055)	(26,181)
Investing Activities
Long term investments		(83,060)
Purchase of exploration and evaluation assets		(1,820,734)
Net cash used in Investing Activities		(1,903,794)
Financing Activities
Issuance of shares and warrants	10,562,627	6,997,900
Share issue costs	(560,089)	(355,852)
Issuance of shares via exercise of options and warrants	18,132	10,000
Repayment of loan payable		(250,000)
Proceeds from issuance of promissory note		850,000
Repayment of promissory note		(850,000)
Proceeds from shares issuable		46,119
Net cash provided by Financing Activities	10,020,670	6,448,167
Net change in cash for the year	6,315,920	1,180,318	(26,181)
Cash and cash equivalents, beginning of the year	1,180,318		26,181
Cash and cash equivalents, end of the year	7,496,238	1,180,318
Shares issued for mineral property finder’s fees		14,000
Recognition of flow-through liability	1,442,938	166,100
Purchase of exploration and evaluation assets by issue of shares	22,825	1,559,500
Deferred loan commitment fee	798,188
Shares and warrants issued for broker fees	418,693	103,011
Transfer of contributed surplus upon option exercise		3,927
Transfer of contributed surplus upon warrant exercise	7,815	22,138
Loan payable issued for mineral properties		250,000
Shares issued upon exercise of RSUs	474,648
Shares issued for settlement of debt	646,918
Shares issued for settlement of accounts payable	$ 489,876